Balance Sheets (Unaudited) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
CURRENT ASSETS
Cash	$ 1,550	$ 81	$ 13
Total Current Assets	1,550	81	13
TOTAL ASSETS	1,550	81	13
CURRENT LIABILITIES
Accounts Payable and Accrued Expenses	3,210	7,753	5,500
Note payable - Related Parties	46,725	42,425	18,550
Total Current Liabilities	49,935	50,178	24,050
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.00001 par value, 20,000,000 shares authorized, 0 shares issued and outstanding	0	0	0
Common stock, $0.00001 par value, 250,000,000 shares authorized, 104,208,000 and 104,208,000 shares issued and outstanding.	1,042	1,042	1,042
Additional paid-in capital	59,678	59,678	59,678
Deficit accumulated during the development stage	(109,105)	(110,817)	(84,757)
Total Stockholders' Equity (Deficit)	(48,385)	(50,097)	(24,037)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY (DEFICIT)	$ 1,550	$ 81	$ 13